Income Before Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Income Before Income Taxes [Line Items]
Non - PRC	$ (12,574)	$ (3,332)	$ (656)
PRC	26,726	29,131	15,438
Income before income taxes and loss from equity method investments	$ 14,152	$ 25,799	$ 14,782